CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 2.6%
Telecommunications - 2.6%
Verizon Communications, Inc.	123,762	$ 5,439,340

Consumer Discretionary - 10.4%
Apparel & Textile Products - 1.5%
NIKE, Inc. - Class B	45,411	3,166,509

Home Construction - 0.8%
Lennar Corporation - Class A	14,109	1,778,298

Leisure Facilities & Services - 3.7%
McDonald's Corporation	25,309	7,691,152

Retail - Discretionary - 4.4%
Home Depot, Inc. (The)	22,925	9,288,981

Consumer Staples - 12.5%
Beverages - 1.9%
PepsiCo, Inc.	29,104	4,087,366

Household Products - 2.2%
Procter & Gamble Company (The)	30,141	4,631,164

Retail - Consumer Staples - 8.4%
Kroger Company (The)	92,488	6,234,616
Walmart, Inc.	111,433	11,484,285
		17,718,901
Energy - 5.4%
Oil & Gas Producers - 5.4%
Chevron Corporation	31,020	4,817,096
Exxon Mobil Corporation	57,719	6,507,817
		11,324,913
Financials - 17.4%
Asset Management - 9.8%
BlackRock, Inc.	9,307	10,850,752
Charles Schwab Corporation (The)	101,850	9,723,620
		20,574,372
Banking - 7.6%
JPMorgan Chase & Company	23,428	7,389,894
M&T Bank Corporation	20,581	4,067,217

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Financials - 17.4% (Continued)
Banking - 7.6% (Continued)
PNC Financial Services Group, Inc. (The)	22,928	$ 4,606,923
		16,064,034
Health Care - 12.5%
Biotech & Pharma - 5.2%
Johnson & Johnson	25,738	4,772,340
Merck & Company, Inc.	46,480	3,901,066
Pfizer, Inc.	88,106	2,244,941
		10,918,347
Health Care Facilities & Services - 2.4%
CVS Health Corporation	68,120	5,135,567

Medical Equipment & Devices - 4.9%
Becton, Dickinson and Company	22,715	4,251,567
Medtronic plc	62,608	5,962,786
		10,214,353
Industrials - 21.7%
Aerospace & Defense - 4.8%
RTX Corporation	60,455	10,115,935

Commercial Support Services - 4.2%
Republic Services, Inc.	38,950	8,938,246

Electrical Equipment - 2.2%
Carrier Global Corporation	78,143	4,665,137

Machinery - 10.5%
Caterpillar, Inc.	30,519	14,562,141
Deere & Company	16,553	7,569,025
		22,131,166
Materials - 1.9%
Chemicals - 1.9%
DuPont de Nemours, Inc.	51,770	4,032,883

Technology - 12.8%
Semiconductors - 2.6%
Texas Instruments, Inc.	29,797	5,474,603

Software - 7.3%
Microsoft Corporation	29,830	15,450,448

CUTLER EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Technology - 12.8% (Continued)
Technology Services - 2.9%
International Business Machines Corporation	21,337	$ 6,020,448

Utilities - 2.5%
Electric Utilities - 2.5%
NextEra Energy, Inc.	70,808	5,345,296

Total Common Stocks (Cost $88,186,451)		$ 210,207,459

MONEY MARKET FUNDS - 0.7%	Shares	Value
Invesco Short-Term Investment Trust Government & Agency Portfolio - Institutional Class, 4.06% (a) (Cost $1,446,996)	1,446,996	$ 1,446,996

Total Investments at Value - 100.4% (Cost $89,633,447)		$ 211,654,455

Liabilities in Excess of Other Assets - (0.4%)		(730,650)

Net Assets - 100.0%		$ 210,923,805

(a)	The rate shown is the 7-day effective yield as of September 30, 2025.